Subordinated Debt	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Subordinated Debt

14. Subordinated Debt
The following obligations are included in Subordinated debt as at December 31, and qualify as capital for Canadian regulatory purposes:

	Interest rate	Earliest par call date(1)		Maturity	2022	2021
Sun Life Assurance:
Issued May 15, 1998(2)	6.30%	n/a		2028	$150	$150
Sun Life Financial Inc.:
Issued May 29, 2007(3)	5.40%	May 29, 2037	(4)	2042	398	398
Issued September 19, 2016(5)	3.05%	September 19, 2023		2028	999	998
Issued November 23, 2017(6)	2.75%	November 23, 2022		2027	—	400
Issued August 13, 2019(7)	2.38%	August 13, 2024		2029	749	748
Issued May 8, 2020(8)	2.58%	May 10, 2027		2032	996	995
Issued October 1, 2020(9)	2.06%	October 1, 2030		2035	746	746
Issued November 18, 2021(10)	2.46%	November 18, 2026		2031	498	497
Issued November 18, 2021(11),(13)	2.80%	November 21, 2028		2033	996	995
Issued November 18, 2021(12),(13)	3.15%	November 18, 2031		2036	498	498
Issued August 10, 2022(14)	4.78%	August 10, 2029		2034	646	—
Total subordinated debt					$6,676	$6,425
Fair value					$6,106	$6,675

(1)    Subject to regulatory approval all obligations are redeemable 5-years after issuance date. From the date noted, the redemption price is par and redemption may only occur on a scheduled interest payment date.
(2)    6.30% Debentures, Series 2, due 2028, issued by The Mutual Life Assurance Company of Canada, which subsequently changed its name to Clarica Life Insurance Company ("Clarica") and was amalgamated with Sun Life Assurance. These debentures are redeemable at any time. Prior to May 15, 2028, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.16%.
(3)    Series 2007-1 Subordinated Unsecured 5.40% Fixed/Floating Debentures due 2042. From May 29, 2037, interest is payable at 1.00% over CDOR.
(4)    For redemption of the 2007 debentures prior to the date noted, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.25%.
(5)    Series 2016-2 Subordinated Unsecured 3.05% Fixed/Floating Debentures due 2028. From September 19, 2023, interest is payable at 1.85% over CDOR. Between September 19, 2021 and September 19, 2023, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.52%.
(6)    Series 2017-1 Subordinated Unsecured 2.75% Fixed/Floating Debentures due 2027. From November 23, 2022, interest is payable at 0.74% over CDOR. On November 23, 2022, SLF Inc. redeemed all of the outstanding $400 principal amount of these debentures in accordance with the redemption terms attached to such debentures.
(7)    Series 2019-1 Subordinated Unsecured 2.38% Fixed/Floating Debentures due 2029. From August 13, 2024, interest is payable at 0.85% over CDOR.
(8)     Series 2020-1 Subordinated Unsecured 2.58% Fixed/Floating Debentures due 2032. From May 10, 2027, interest is payable at 1.66% over CDOR. Between May 10, 2025 and May 10, 2027, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.52%.
(9)    Series 2020-2 Subordinated Unsecured 2.06% Fixed/Floating Debentures due 2035. From October 1, 2030, interest is payable at 1.03% over CDOR. Between October 1, 2025 and October 1, 2030, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.38%.
(10)    Series 2021-1 Subordinated Unsecured 2.46% Fixed/Floating Debentures due 2031. From November 18, 2026, interest is payable at 0.44% over CDOR.
(11)    Series 2021-2 Subordinated Unsecured 2.80% Fixed/Floating Debentures due 2033. From November 21, 2028, interest is payable at 0.69% over CDOR. Between November 21, 2026 and November 21, 2028, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.285%.
(12)    Series 2021-3 Subordinated Unsecured 3.15% Fixed/Floating Debentures due 2036. From November 18, 2031, interest is payable at 0.91% over CDOR. Between November 18, 2026 and November 18, 2031, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.335%.
(13)    Subject to contractual terms requiring us to redeem the underlying securities, in full, if the closing of the DentaQuest acquisition does not occur.
(14)    Series 2022-1 Subordinated Unsecured 4.78% Fixed/Floating Debentures due 2034. From August 10, 2029, interest is payable at 1.96% over the Canadian Overnight Repo Rate Average ("CORRA").

Fair value is determined based on quoted market prices for identical or similar instruments. When quoted market prices are not available, fair value is determined from observable market data by dealers that are typically the market makers. The fair value is categorized in Level 2 of the fair value hierarchy.

Interest expense on subordinated debt was $198 and $141 for 2022 and 2021, respectively.